Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Robin Wagner

Associate General Counsel

Legal Affairs

Phone: 212-578-9071

September 7, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	General American Separate Account Eleven

File No. 811-04901

Ladies and Gentlemen:

The Semi-Annual Reports dated June 30, 2023, of the underlying funds (the “Periodic Reports”) are incorporated herein by reference as the reports transmitted to policyowners of the General American Separate Account Eleven of Metropolitan Tower Life Insurance Company pursuant to Rules 30b2-1 and 30e-3 under the Investment Company Act of 1940 and are listed as follows:

The Periodic Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Periodic Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Periodic Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Periodic Reports for certain portfolios of Fidelity® Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205;

The Periodic Reports for certain portfolios of the Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000914036, File No. 811-08090;

The Periodic Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371; and

The Periodic Reports for certain portfolios of Van Eck VIP Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000811976, File No. 811-05083.

Sincerely,

/s/ Robin Wagner

Robin Wagner, Esq.

Associate General Counsel

Metropolitan Tower Life Insurance Company